Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accrued Expenses
Accrued expenses consist of the following:

	December 31,
	2021	2020
	(in thousands)
Accrued compensation	$8,562	$5,424
Accrued sales taxes payable	372	879
Accrued professional services	1,742	754
Accrued materials	3,094	401
Accrued other	1,437	272
Accrued warranty	452	41

Accrued expenses	$15,659	$7,771

Changes in our Product warranty
Changes in our product warranty consist of the following:

	December 31,
	2021	2020
	(in thousands)
Beginning balance	$41	$317
Accrual (reversal) for warranty expense	(58)	(136)
Warranty costs incurred during period	469	(140)

Ending balance	$452	$41